Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Mar. 31, 2019
Text Block [Abstract]
Schedule of Preferred Shares Activities

The Group’s Preferred Shares activities for the year ended March 31, 2017 is summarized below:

	Balance as of March 31, 2016	Issuance of convertible redeemable preferred shares, net of issuance costs	Accretion on convertible redeemable preferred shares to redemption value	Balance as of March 31, 2017
Series A-1 Preferred Shares (US$0.00001 of par value per share; 91,289,618 shares authorized, issued and outstanding as of March 31, 2017 with redemption value of RMB15,116 as of December 31, 2018)
Number of shares	91,289,618	—	—	91,289,618
Amount	207,287	—	—	207,287
Series A-2 Preferred Shares (US$0.00001 of par value per share; 189,153,200 shares authorized, issued and outstanding as of March 31, 2017 with redemption value of RMB42,684 as of December 31, 2018)
Number of shares	189,153,200	—	—	189,153,200
Amount	36,415	—	1,990	38,405
Series A-3 Preferred Shares (US$0.00001 of par value per share; 95,898,640 shares authorized, issued and outstanding as of March 31, 2017 with redemption value of RMB83,389 as of December 31, 2018)
Number of shares	95,898,640	—	—	95,898,640
Amount	221,137	—	—	221,137
Series A-4 Preferred Shares (US$0.00001 of par value per share; 148,000,000 shares authorized, issued and outstanding as of March 31, 2017 with redemption value of RMB125,531 as of December 31, 2018)
Number of shares	148,000,000	—	—	148,000,000
Amount	108,078	—	6,047	114,125
Series A-5 Preferred Shares (US$0.00001 of par value per share; 43,262,547 shares authorized, issued and outstanding as of March 31, 2017 with redemption value of RMB137,703 as of December 31, 2018)
Number of shares	43,262,547	—	—	43,262,547
Amount	112,418	—	8,608	121,026
Series A-6 Preferred Shares (US$0.00001 of par value per share; 117,192,207 shares authorized, issued and outstanding as of March 31, 2017 with redemption value of RMB504,349 as of December 31, 2018)
Number of shares	117,192,207	—	—	117,192,207
Amount	331,516	—	54,645	386,161
Series A-7 Preferred Shares (US$0.00001 of par value per share; 140,511,900 shares authorized, issued and outstanding as of March 31, 2017 with redemption value of RMB299,461 as of December 31, 2018)
Number of shares	140,511,900	—	—	140,511,900
Amount	254,369	—	15,547	269,916

Series B-1 Preferred Shares (US$0.00001 of par value per share; 290,169,609 shares authorized, issued and outstanding as of March 31, 2017 with redemption value of RMB1,574,841 as of December 31, 2018)

Number of shares	290,169,609	—	—	290,169,609
Amount	1,306,962	—	91,684	1,398,646

Series B-2 Preferred Shares (US$0.00001 of par value per share; 194,572,067 shares authorized, issued and outstanding as of March 31, 2017 with redemption value of RMB1,906,021 as of December 31, 2018)

Number of shares	194,572,067	—	—	194,572,067
Amount	1,127,682	—	237,135	1,364,817

Series C-1 Preferred Shares (US$0.00001 of par value per share; 215,946,767 shares authorized, issued and outstanding as of March 31, 2017 with redemption value of RMB1,626,607 as of December 31, 2018)

Number of shares	215,946,767	—	—	215,946,767
Amount	1,301,866	—	109,805	1,411,671
Series C-2 Preferred Shares (US$0.00001 of par value per share; 111,899,688 shares authorized, issued and outstanding as of March 31, 2017 with redemption value of RMB937,315 as of December 31, 2018)
Number of shares	111,899,688	—	—	111,899,688
Amount	754,603	—	61,906	816,509

Series C-3 Preferred Shares (US$0.00001 of par value per share; 98,154,692 shares authorized, 29,446,407 shares issued and outstanding as of March 31, 2017 with redemption value of RMB241,361 as of December 31, 2018)

Number of shares	—	29,446,407	—	29,446,407
Amount	—	192,142	14,535	206,677

Total number of Preferred Shares	1,637,896,243	29,446,407	—	1,667,342,650

Total amount of Preferred Shares	5,762,333	192,142	601,902	6,556,377

The Group’s Preferred Shares activities for the year ended March 31, 2018 is summarized below:

	Balance as of March 31, 2017	Accretion on convertible redeemable preferred shares to redemption value	Balance as of March 31, 2018
Series A-1 Preferred Shares (US$0.00001 of par value per share; 91,289,618 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB15,116 as of December 31, 2018)
Number of shares	91,289,618	—	91,289,618
Amount	207,287	—	207,287
Series A-2 Preferred Shares (US$0.00001 of par value per share; 189,153,200 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB42,684 as of December 31, 2018)
Number of shares	189,153,200	—	189,153,200
Amount	38,405	2,098	40,503
Series A-3 Preferred Shares (US$0.00001 of par value per share; 95,898,640 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB83,389 as of December 31, 2018)
Number of shares	95,898,640	—	95,898,640
Amount	221,137	—	221,137
Series A-4 Preferred Shares (US$0.00001 of par value per share; 148,000,000 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB125,531 as of December 31, 2018)
Number of shares	148,000,000	—	148,000,000
Amount	114,125	6,384	120,509
Series A-5 Preferred Shares (US$0.00001 of par value per share; 43,262,547 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB137,703 as of December 31, 2018)
Number of shares	43,262,547	—	43,262,547
Amount	121,026	9,266	130,292
Series A-6 Preferred Shares (US$0.00001 of par value per share; 117,192,207 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB504,349 as of December 31, 2018)
Number of shares	117,192,207	—	117,192,207
Amount	386,161	63,653	449,814
Series A-7 Preferred Shares (US$0.00001 of par value per share; 140,511,900 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB299,461 as of December 31, 2018)
Number of shares	140,511,900	—	140,511,900
Amount	269,916	16,504	286,420

Series B-1 Preferred Shares (US$0.00001 of par value per share; 290,169,609 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB1,574,841 as of December 31, 2018)

Number of shares	290,169,609	—	290,169,609
Amount	1,398,646	98,116	1,496,762

Series B-2 Preferred Shares (US$0.00001 of par value per share; 194,572,067 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB1,906,021 as of December 31, 2018)

Number of shares	194,572,067	—	194,572,067
Amount	1,364,817	287,000	1,651,817

Series C-1 Preferred Shares (US$0.00001 of par value per share; 215,946,767 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB1,626,607 as of December 31, 2018)

Number of shares	215,946,767	—	215,946,767
Amount	1,411,671	119,076	1,530,747
Series C-2 Preferred Shares (US$0.00001 of par value per share; 111,899,688 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB937,315 as of December 31, 2018)
Number of shares	111,899,688	—	111,899,688
Amount	816,509	66,985	883,494

Series C-3 Preferred Shares (US$0.00001 of par value per share; 98,154,692 shares authorized, 29,446,407 shares issued and outstanding as of March 31, 2018 with redemption value of RMB241,361 as of December 31, 2018)

Number of shares	29,446,407	—	29,446,407
Amount	206,677	19,158	225,835

Total number of Preferred Shares	1,667,342,650	—	1,667,342,650

Total amount of Preferred Shares	6,556,377	688,240	7,244,617

The Group’s Preferred Shares activities for the year ended March 31, 2019 is summarized below:

	Balance as of March 31, 2018	Accretion on convertible redeemable preferred shares to redemption value	Issuance of convertible redeemable Series C-3 preferred shares, net of issuance costs	Conversion to ordinary shares upon IPO	Balance as of March 31, 2019
Series A-1 Preferred Shares
Number of shares	91,289,618	—	—	(91,289,618)	—
Amount	207,287	—	—	(207,287)	—
Series A-2 Preferred Shares
Number of shares	189,153,200	—	—	(189,153,200)	—
Amount	40,503	1,833	—	(42,336)	—
Series A-3 Preferred Shares
Number of shares	95,898,640	—	—	(95,898,640)	—
Amount	221,137	—	—	(221,137)	—
Series A-4 Preferred Shares
Number of shares	148,000,000	—	—	(148,000,000)	—
Amount	120,509	5,481	—	(125,990)	—
Series A-5 Preferred Shares
Number of shares	43,262,547	—	—	(43,262,547)	—
Amount	130,292	7,066	—	(137,358)	—
Series A-6 Preferred Shares
Number of shares	117,192,207	—	—	(117,192,207)	—
Amount	449,814	40,619	—	(490,433)	—
Series A-7 Preferred Shares
Number of shares	140,511,900	—	—	(140,511,900)	—
Amount	286,420	13,655	—	(300,075)	—
Series B-1 Preferred Shares
Number of shares	290,169,609	—	—	(290,169,609)	—
Amount	1,496,762	76,993	—	(1,573,755)	—
Series B-2 Preferred Shares
Number of shares	194,572,067	—	—	(194,572,067)	—
Amount	1,651,817	178,820	—	(1,830,637)	—
Series C-1 Preferred Shares
Number of shares	215,946,767	—	—	(215,946,767)	—
Amount	1,530,747	87,788	—	(1,618,535)	—
Series C-2 Preferred Shares
Number of shares	111,899,688	—	—	(111,899,688)	—
Amount	883,494	49,943	—	(933,437)	—
Series C-3 Preferred Shares
Number of shares	29,446,407	—	157,047,506	(186,493,913)	—
Amount	225,835	47,706	1,069,753	(1,343,294)	—

Total number of Preferred Shares	1,667,342,650	—	157,047,506	(1,824,390,156)	—

Total amount of Preferred Shares	7,244,617	509,904	1,069,753	(8,824,274)	—